Deferred Revenue Deferred Revenue	12 Months Ended
Sep. 30, 2015
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]
Deferred Revenue
Deferred maintenance revenue consists of prepaid fees received for post-contract customer support for our products, including telephone support and the right to receive unspecified upgrades/updates on a when-and-if-available basis. Unearned revenue includes upfront fees for setup and implementation activities as well as fees related to hosted offerings; certain software arrangements for which we do not have fair value of post-contract customer support, resulting in ratable revenue recognition for the entire arrangement on a straight-line basis; and fees in excess of estimated earnings on percentage-of-completion service contracts.
Deferred revenue at September 30, 2015 and 2014 was as follows (dollars in thousands):

	September 30, 2015	September 30, 2014
Current Liabilities:
Deferred maintenance revenue	$155,967	$140,737
Unearned revenue	168,742	157,488
Total current deferred revenue	$324,709	$298,225
Long-term Liabilities:
Deferred maintenance revenue	$62,201	$60,398
Unearned revenue	281,251	189,481
Total long-term deferred revenue	$343,452	$249,879